Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Financial assets
Interest-bearing deposits with banks	$ 26,718	$ 36,471
Securities
Trading	138,916	128,258
Investment, net of applicable allowance	102,075	94,608
Securities	240,991	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	309,520	294,602
Loans, net of applicable allowance
Loans, net	602,392	576,818
Other
Derivatives	84,812	94,039
Deposits
Personal	286,495	270,154
Business and government	544,667	534,371
Bank	32,939	32,521
Deposits	864,101	837,046
Other
Obligations related to securities sold short	34,049	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	223,980	206,814
Derivatives	82,168	90,238
Subordinated debentures	9,360	9,131
Financial assets classified as at FVTPL [member]
Securities
Trading	130,612	121,031
Securities	130,612	121,031
Assets purchased under reverse repurchase agreements and securities borrowed	239,657	219,108
Loans, net of applicable allowance
Retail	135	69
Wholesale	7,271	7,129
Loans, net	7,406	7,198
Other
Derivatives	84,812	94,039
Other assets	1,458	1,373
Financial assets designated as at FVTPL [member]
Financial assets
Interest-bearing deposits with banks	12,861	20,274
Securities
Trading	8,304	7,227
Securities	8,304	7,227
Loans, net of applicable allowance
Retail	195	190
Wholesale	1,746	1,540
Loans, net	1,941	1,730
Financial assets classified as at FVOCI [member]
Securities
Investment, net of applicable allowance	54,397	48,093
Securities	54,397	48,093
Loans, net of applicable allowance
Retail	96	94
Wholesale	477	458
Loans, net	573	552
Financial assets designated as at FVOCI [member]
Securities
Investment, net of applicable allowance	537	406
Securities	537	406
Financial liabilities classified as at FVTPL [member]
Deposits
Personal	152	150
Business and government	(18)	(11)
Deposits	134	139
Other
Obligations related to securities sold short	34,049	32,247
Derivatives	82,168	90,238
Other liabilities	(1,159)	(1,434)
Financial liabilities designated as at FVTPL [member]
Deposits
Personal	15,880	14,602
Business and government	109,592	103,446
Bank	4,601	7,072
Deposits	130,073	125,120
Other
Obligations related to assets sold under repurchase agreements and securities loaned	218,288	201,839
Other liabilities	33	18
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	13,857	16,197
Securities
Investment, net of applicable allowance	47,131	45,367
Securities	47,131	45,367
Assets purchased under reverse repurchase agreements and securities borrowed	69,865	75,490
Loans, net of applicable allowance
Retail	405,181	394,051
Wholesale	186,967	168,087
Loans, net	592,148	562,138
Other
Other assets	46,445	46,205
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	270,325	255,115
Business and government	435,936	431,158
Bank	28,379	25,462
Deposits	734,640	711,735
Other
Obligations related to assets sold under repurchase agreements and securities loaned	5,693	4,976
Other liabilities	58,103	54,880
Subordinated debentures	9,524	9,319
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	26,718	36,471
Securities
Trading	138,916	128,258
Investment, net of applicable allowance	102,075	94,608
Securities	240,991	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	309,520	294,602
Loans, net of applicable allowance
Retail	405,174	397,455
Wholesale	197,218	179,363
Loans, net	602,392	576,818
Other
Derivatives	84,812	94,039
Other assets	47,903	47,578
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	13,857	16,197
Securities
Investment, net of applicable allowance	47,141	46,109
Securities	47,141	46,109
Assets purchased under reverse repurchase agreements and securities borrowed	69,863	75,494
Loans, net of applicable allowance
Retail	404,748	397,102
Wholesale	187,724	170,236
Loans, net	592,472	567,338
Other
Other assets	46,445	46,205
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	26,718	36,471
Securities
Trading	138,916	128,258
Investment, net of applicable allowance	102,065	93,866
Securities	240,981	222,124
Assets purchased under reverse repurchase agreements and securities borrowed	309,522	294,598
Loans, net of applicable allowance
Retail	405,607	394,404
Wholesale	196,461	177,214
Loans, net	602,068	571,618
Other
Derivatives	84,812	94,039
Other assets	47,903	47,578
Financial liabilities at carrying amount [member]
Deposits
Personal	286,495	270,154
Business and government	544,667	534,371
Bank	32,939	32,521
Deposits	864,101	837,046
Other
Obligations related to securities sold short	34,049	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	223,980	206,814
Derivatives	82,168	90,238
Other liabilities	57,006	53,501
Subordinated debentures	9,360	9,131
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	270,463	255,402
Business and government	435,093	430,936
Bank	28,338	25,449
Deposits	733,894	711,787
Other
Obligations related to assets sold under repurchase agreements and securities loaned	5,692	4,975
Other liabilities	58,132	54,917
Subordinated debentures	9,360	9,131
Financial liabilities at fair value [member]
Deposits
Personal	286,357	269,867
Business and government	545,510	534,593
Bank	32,980	32,534
Deposits	864,847	836,994
Other
Obligations related to securities sold short	34,049	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	223,981	206,815
Derivatives	82,168	90,238
Other liabilities	56,977	53,464
Subordinated debentures	$ 9,524	$ 9,319